Note 4 - Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	Interest Rates as of Dec 31, 2024	2024	2023
Now Checking Accounts	0.00-0.20%	$8,406	$8,528
Passbook Savings Accounts	0.01%	11,548	2,798
		19,954	11,326

Certificates of Deposit	0.00-0.99%	1,538	3,803
	1.00-1.99%	267	249
	2.00-2.99%	6	-
	3.00-3.99%	3,799	3,306
	4.00-4.99%	746	436
	5.00-5.99%	3,225	1,736
		9,581	9,530

	Total	$29,535	$20,856

Time Deposit Maturities [Table Text Block]
	2024		2023
Period of Maturity	Amount	Percentage of Total	Amount	Percentage of Total
Within 12 months	$9,125	95.24%	$6,986	73.31%
13 months - 24 months	365	3.81%	2,435	25.55%
25 months - 36 months	78	0.81%	104	1.09%
37 months - 48 months	1	0.01%	5	0.05%
40 months - 60 months	12	0.13%	-	-%
Total	$9,581	100.00%	$9,530	100.00%

Summary of Interest Expense on Deposit Liabilities [Table Text Block]
	2024	2023
Now Accounts	$9	$11
Passbook Accounts	-	-
Certificates of Deposit	355	134
Total	$364	$145

Weighted Average Interest Rate	1.77%	0.67%